Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated April 1, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019, December 31, 2019, January 8, 2020, March 13, 2020 and March 19, 2020

The following replaces the “Ivy Large Cap Growth Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 10:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class E		Class I		Class N		Class R		Class Y
Management Fees	0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.25%		0.00%		0.00%		0.50%		0.25%
Other Expenses	0.16%		0.34%		0.17%		0.31%		0.18%		0.03%		0.27%		0.17%
Total Annual Fund Operating Expenses	1.04%		1.97%		1.80%		1.19%		0.81%		0.66%		1.40%		1.05%
Fee Waiver and/or Expense Reimbursement[3,4,5,6]	0.01%		0.14%		0.01%		0.09%		0.17%		0.02%		0.01%		0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[7]	1.03%	[8]	1.83%	[8]	1.79%	[8]	1.10%	[8]	0.64%	[8]	0.64%	[8]	1.39%	[8]	1.03%[8]

[3]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class Y shares at 1.05%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[4]	Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.04%; Class B shares at 1.83%; and Class E shares at 1.10%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[5]	Through July 31, 2022, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.64%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[6]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[7]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[8]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Large Cap Growth Fund - Example” section on page 11:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$885	$1,114	$1,771
Class B Shares	586	905	1,149	2,043
Class C Shares	182	564	973	2,114
Class E Shares	379	670	980	1,849
Class I Shares	65	224	415	969
Class N Shares	65	207	364	819
Class R Shares	142	441	764	1,678
Class Y Shares	105	330	575	1,279

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$885	$1,114	$1,771
Class B Shares	186	605	1,049	2,043
Class C Shares	182	564	973	2,114
Class E Shares	379	670	980	1,849
Class I Shares	65	224	415	969
Class N Shares	65	207	364	819
Class R Shares	142	441	764	1,678
Class Y Shares	105	330	575	1,279

The following replaces the second sentence of the “Ivy Global Bond Fund – Fees and Expenses” section on page 40:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in funds within the Ivy Funds and/or InvestEd Portfolios.

The following replaces the “Ivy Global Bond Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 40:

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20[2]		None		None		None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Management Fees	0.62%		0.62%		0.62%		0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.00%	0.50%	0.25%
Other Expenses	0.36%		0.66%		0.32%		0.26%	0.09%	0.33%	0.24%
Total Annual Fund Operating Expenses	1.23%		2.28%[3]		1.94%[3]		0.88%	0.71%	1.45%	1.11%
Fee Waiver and/or Expense Reimbursement[4,5,6]	0.27%		0.60%		0.22%		0.14%	0.00%	0.00%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%	[7]	1.68%	[7]	1.72%	[7]	0.74%	0.71%	1.45%	0.99%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
[3]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund.
[4]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.74%; and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[5]	Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.96%; Class B shares at 1.68%; and Class C shares at 1.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[6]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[7]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Global Bond Fund - Example” section on page 41:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$345	$605	$883	$1,678
Class B Shares	571	955	1,266	2,303
Class C Shares	175	588	1,027	2,247
Class I Shares	76	267	474	1,071
Class N Shares	73	227	395	883
Class R Shares	148	459	792	1,735
Class Y Shares	101	341	600	1,341

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$345	$605	$883	$1,678
Class B Shares	171	655	1,166	2,303
Class C Shares	175	588	1,027	2,247
Class I Shares	76	267	474	1,071
Class N Shares	73	227	395	883
Class R Shares	148	459	792	1,735
Class Y Shares	101	341	600	1,341

The following replaces the “Ivy Securian Core Bond Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 70:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class E		Class I		Class N		Class R		Class Y
Management Fees	0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.25%		0.00%		0.00%		0.50%		0.25%
Other Expenses	0.29%		0.35%		0.23%		0.51%		0.23%		0.07%		0.32%		0.22%
Total Annual Fund Operating Expenses	1.05%		1.86%		1.74%		1.27%		0.74%		0.58%		1.33%		0.98%
Fee Waiver and/or Expense Reimbursement[3,4,5,6]	0.12%		0.12%		0.12%		0.32%		0.29%		0.13%		0.12%		0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	[7]	1.74%	[7]	1.62%	[7]	0.95%	[7]	0.45%	[7]	0.45%	[7]	1.21%	[7]	0.86%[7]

[3]	Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 0.95%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[4]	Through July 31, 2022, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.45%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[6]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

[7]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Securian Core Bond Fund - Example” section on page 71:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$867	$1,099	$1,763
Class B Shares	577	861	1,083	1,947
Class C Shares	165	524	921	2,031
Class E Shares	365	672	1,000	1,918
Class I Shares	46	177	353	862
Class N Shares	46	159	297	700
Class R Shares	123	397	705	1,580
Class Y Shares	88	288	518	1,179

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$867	$1,099	$1,763
Class B Shares	177	561	983	1,947
Class C Shares	165	524	921	2,031
Class E Shares	365	672	1,000	1,918
Class I Shares	46	177	353	862
Class N Shares	46	159	297	700
Class R Shares	123	397	705	1,580
Class Y Shares	88	288	518	1,179

Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Ivy Funds

Supplement dated April 1, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019, December 31, 2019, January 8, 2020, March 13, 2020 and March 19, 2020

The following replaces the “Ivy Large Cap Growth Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 10:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class E		Class I		Class N		Class R		Class Y
Management Fees	0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.25%		0.00%		0.00%		0.50%		0.25%
Other Expenses	0.16%		0.34%		0.17%		0.31%		0.18%		0.03%		0.27%		0.17%
Total Annual Fund Operating Expenses	1.04%		1.97%		1.80%		1.19%		0.81%		0.66%		1.40%		1.05%
Fee Waiver and/or Expense Reimbursement[3,4,5,6]	0.01%		0.14%		0.01%		0.09%		0.17%		0.02%		0.01%		0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[7]	1.03%	[8]	1.83%	[8]	1.79%	[8]	1.10%	[8]	0.64%	[8]	0.64%	[8]	1.39%	[8]	1.03%[8]

[3]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class Y shares at 1.05%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[4]	Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.04%; Class B shares at 1.83%; and Class E shares at 1.10%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[5]	Through July 31, 2022, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.64%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[6]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[7]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[8]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Large Cap Growth Fund - Example” section on page 11:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$885	$1,114	$1,771
Class B Shares	586	905	1,149	2,043
Class C Shares	182	564	973	2,114
Class E Shares	379	670	980	1,849
Class I Shares	65	224	415	969
Class N Shares	65	207	364	819
Class R Shares	142	441	764	1,678
Class Y Shares	105	330	575	1,279

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$885	$1,114	$1,771
Class B Shares	186	605	1,049	2,043
Class C Shares	182	564	973	2,114
Class E Shares	379	670	980	1,849
Class I Shares	65	224	415	969
Class N Shares	65	207	364	819
Class R Shares	142	441	764	1,678
Class Y Shares	105	330	575	1,279

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Ivy Funds

Supplement dated April 1, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019, December 31, 2019, January 8, 2020, March 13, 2020 and March 19, 2020

The following replaces the second sentence of the “Ivy Global Bond Fund – Fees and Expenses” section on page 40:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in funds within the Ivy Funds and/or InvestEd Portfolios.

The following replaces the “Ivy Global Bond Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 40:

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20[2]		None		None		None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Management Fees	0.62%		0.62%		0.62%		0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.00%	0.50%	0.25%
Other Expenses	0.36%		0.66%		0.32%		0.26%	0.09%	0.33%	0.24%
Total Annual Fund Operating Expenses	1.23%		2.28%[3]		1.94%[3]		0.88%	0.71%	1.45%	1.11%
Fee Waiver and/or Expense Reimbursement[4,5,6]	0.27%		0.60%		0.22%		0.14%	0.00%	0.00%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%	[7]	1.68%	[7]	1.72%	[7]	0.74%	0.71%	1.45%	0.99%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
[3]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund.
[4]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.74%; and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[5]	Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.96%; Class B shares at 1.68%; and Class C shares at 1.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[6]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[7]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Global Bond Fund - Example” section on page 41:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$345	$605	$883	$1,678
Class B Shares	571	955	1,266	2,303
Class C Shares	175	588	1,027	2,247
Class I Shares	76	267	474	1,071
Class N Shares	73	227	395	883
Class R Shares	148	459	792	1,735
Class Y Shares	101	341	600	1,341

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$345	$605	$883	$1,678
Class B Shares	171	655	1,166	2,303
Class C Shares	175	588	1,027	2,247
Class I Shares	76	267	474	1,071
Class N Shares	73	227	395	883
Class R Shares	148	459	792	1,735
Class Y Shares	101	341	600	1,341

Ivy Securian Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Ivy Funds

Supplement dated April 1, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019, December 31, 2019, January 8, 2020, March 13, 2020 and March 19, 2020

The following replaces the “Ivy Securian Core Bond Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 70:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class E		Class I		Class N		Class R		Class Y
Management Fees	0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.25%		0.00%		0.00%		0.50%		0.25%
Other Expenses	0.29%		0.35%		0.23%		0.51%		0.23%		0.07%		0.32%		0.22%
Total Annual Fund Operating Expenses	1.05%		1.86%		1.74%		1.27%		0.74%		0.58%		1.33%		0.98%
Fee Waiver and/or Expense Reimbursement[3,4,5,6]	0.12%		0.12%		0.12%		0.32%		0.29%		0.13%		0.12%		0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	[7]	1.74%	[7]	1.62%	[7]	0.95%	[7]	0.45%	[7]	0.45%	[7]	1.21%	[7]	0.86%[7]

[3]	Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 0.95%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[4]	Through July 31, 2022, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.45%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[6]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

[7]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Securian Core Bond Fund - Example” section on page 71:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$867	$1,099	$1,763
Class B Shares	577	861	1,083	1,947
Class C Shares	165	524	921	2,031
Class E Shares	365	672	1,000	1,918
Class I Shares	46	177	353	862
Class N Shares	46	159	297	700
Class R Shares	123	397	705	1,580
Class Y Shares	88	288	518	1,179

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$867	$1,099	$1,763
Class B Shares	177	561	983	1,947
Class C Shares	165	524	921	2,031
Class E Shares	365	672	1,000	1,918
Class I Shares	46	177	353	862
Class N Shares	46	159	297	700
Class R Shares	123	397	705	1,580
Class Y Shares	88	288	518	1,179